Note 7 - Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses	$ 712	$ 724
Other receivable (Note 11)	514	1,482
VAT refunds receivable	509	1
Payment in advance	269	216
Interest receivable	55	101
Other	28	24
Total	$ 2,087	$ 2,548